Reverse Acquisition and Subsequent Sale of Entertainment (Tables)	3 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
Schedule of preliminary allocation of fair value of assets and liabilities

The following table summarizes the preliminary allocation of the fair value of the assets and liabilities as of the merger date through pushdown accounting. The preliminary allocation to certain assets and/or liabilities may be adjusted by material amounts as the Company finalizes fair value estimates.

Assets
Cash	$ 22,205
Property and equipment	4,209,995
Other	20,716
Other assets	1,511,844
Goodwill	892,312

Total Assets	6,657,072

Liabilities
Accounts payable	208,763
Long-term debt	4,593,851
Short-term debt	799,534
Accrued interest	78,948
Other	83,664

Total Liabilities	5,764,760

Net Assets	$ 892,312

Consideration	$ 58,092
Fair value of noncontrolling interests	834,220
$ 892,312

Schedule of identifiable assets and liabilities

The following table presents a summary of Entertainment’s identifiable assets and liabilities at February 6, 2019, the date of the sale:

Assets
Cash	$ 36,290
Property and equipment, net	4,006,426
Receivables	4,500
Inventories	5,610
Other assets	1,522,714

Total Assets	5,575,540

Liabilities
Accounts payable	22,424
Debt	5,393,623
Accrued expenses	127,481

Total Liabilities	5,543,528

Net Assets	32,012

Noncash consideration for net assets of Entertainment	92,700

Gain on Sale	$ 60,688